BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.1%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of the year.

     While the Fed is concerned about the deceleration in growth, they cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not ease policy again at its August meeting, and it's uncertain that they will do so in September. The Fund's taxable money market portfolio extended their maturities this year to be positioned for declining short-term interest rates.

     As the year enters its final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a long-term growth rate of 2.5%, coupled with low inflation pressures, should give the Fed enough comfort to ease policy again before the end of the year.

                            PNC Institutional Management Corporation
                            (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of the Government Obligations Money Market Portfolio of The RBB Fund, Inc., as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Obligations Money Market Portfolio of The RBB Fund, Inc. as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
AGENCY OBLIGATIONS--48.5%
Federal Farm Credit Bank
   6.070% 06/03/1996 ..........................   $      10,000    $  10,016,493
   5.600% 07/01/1996 ..........................           7,000        6,994,348
Federal Home Loan Bank Variable
   Rate Notes (DAGGER)
   5.920% 09/01/1995 ..........................           5,000        4,999,601
   5.940% 09/01/1995 ..........................          10,000        9,999,628
   5.655% 11/02/1995 ..........................          10,000        9,997,057
Federal Home Loan Bank
   5.500% 10/06/1995 ..........................          10,000        9,946,528
   9.500% 12/26/1995 ..........................           5,000        5,047,065
   6.000% 01/08/1996 ..........................           5,000        4,892,500
   5.370% 01/16/1996 ..........................           8,875        8,693,632
   6.787% 02/15/1996 ..........................           5,000        5,002,375
   6.850% 02/28/1996 ..........................          10,000       10,047,468
   5.800% 04/29/1996 ..........................           4,000        3,844,689
Federal Home Loan Mortgage Corp.
   5.400% 01/05/1996 ..........................           5,080        4,983,988
   5.500% 02/08/1996 ..........................          15,000       14,633,333
Federal National Mortgage Association
   5.610% 10/10/1995 ..........................           5,000        4,969,612
   5.530% 12/01/1995 ..........................          20,000       19,720,428
   6.150% 01/02/1996 ..........................           5,000        4,894,938
   5.560% 02/15/1996 ..........................          10,000        9,742,078
   5.500% 02/28/1996 ..........................           4,000        3,890,000
   5.590% 06/21/1996 ..........................           5,000        4,994,899
   5.620% 07/02/1996 ..........................           5,000        4,991,419
Federal National Mortgage Association
   Variable Rate Notes (DAGGER)
   5.580% 09/01/1995 ..........................           5,000        5,000,000
   5.580% 09/05/1995 ..........................          10,000       10,000,000
Student Loan Marketing Association
   Variable Rate Notes (DAGGER)
   5.650% 09/05/1995 ..........................           5,000        5,002,242
   5.680% 09/05/1995 ..........................          15,000       15,000,000
   5.690% 09/05/1995 ..........................           9,000        8,998,199
   5.700% 09/05/1995 ..........................           5,000        5,000,000
   5.710% 09/05/1995 ..........................           5,000        4,998,892
   5.720% 09/05/1995 ..........................           3,500        3,501,470
   5.750% 09/05/1995 ..........................          15,000       14,991,922
   5.875% 09/05/1995 ..........................           3,850        3,855,494
   5.900% 09/05/1995 ..........................           5,000        5,016,077
   6.080% 07/01/1996 ..........................           5,000        5,000,000
                                                                   -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $248,666,375) ....................                      248,666,375
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
REPURCHASE AGREEMENTS--51.4%
Morgan Stanley & Co.
   5.750% 09/08/1995 ..........................   $     100,000    $ 100,000,000
     (Agreement dated 08/23/95 to be
     repurchased at $100,255,556,
     collateralized by $117,065,920
     Federal Home Loan Mortgage Corp. .........
     due 01/04/25. Market value of
     collateral is $102,214,625.)
Goldman Sachs & Co.
   5.850% 09/01/1995 ..........................          70,000       70,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $70,011,375,
     collateralized by $73,420,524
     Federal National Mortgage Corp. ..........
     due 01/01/34. Market value of
     collateral is $72,100,000.)
PaineWebber Incorporated
   5.875% 09/01/1995 ..........................          93,300       93,300,000
     (Agreement dated 08/31/95 to be
     repurchased at $93,315,226,
     collateralized by $59,243,863
     Federal Home Loan Mortgage Corp. .........
     5.00% to 6.50% due 01/01/09 to
     12/01/25, $137,402,251. Federal
     Home Loan Mortgage Corp. Strip
     due 02/01/23 to 02/01/24.Market
     value of collateral is $96,101,852.)
                                                                   -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $263,300,000) ....................                      263,300,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $511,966,375*) .......................                      511,966,375
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .......................                          525,981
                                                                   -------------
NET ASSETS (Applicable to 163,391,651 Bedford
   shares,   46,506,635  Bradford shares,
   302,560,496 Janney Montgomery Scott shares
   and 800 other shares)--100.0%                                    $512,492,356
                                                                   =============
NET ASSET VALUE, offering and
   redemption price per share
   ($512,492,356 / 512,459,582)                                            $1.00
                                                                           =====

*        Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1995 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ........................   $ 15,488,988
                                       ------------
EXPENSES
   Investment advisory fees ........      1,178,485
   Distribution fees ...............      1,542,378
   Directors' fees .................          2,517
   Custodian fees ..................         57,563
   Transfer agent fees .............        185,270
   Legal fees ......................         13,894
   Audit fees ......................         15,405
   Registration fees ...............         74,318
   Start up costs ..................            927
   Insurance expense ...............          7,762
   Printing expense ................         52,537
   Miscellaneous ...................            331
                                       ------------
                                          3,131,387
   Less fees waived ................       (497,494)

                                       ------------
      TOTAL EXPENSES ...............      2,633,893
                                       ------------
NET INVESTMENT INCOME ..............     12,855,095
                                       ------------
REALIZED GAIN ON INVESTMENTS .......         41,241
                                       ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................   $ 12,896,336
                                       ============

STATEMENT OF CHANGES IN NET ASSETS
                                   FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED
                                AUGUST 31, 1995  AUGUST 31, 1994
                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....   $  12,855,095    $   6,187,200
   Net gain on investments ...          41,241           23,663
                                 -------------    -------------
   Net increase in net assets
     resulting from
     operations ..............      12,896,336        6,210,863
                                 -------------    -------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0475 and
     $.0270 respectively,
     per share) ..............      (7,551,189)      (5,073,158)
   Bradford shares ($.0475 and
     $.0270, respectively,
     per share) ..............      (2,071,772)      (1,114,042)
   Janney Montgomery Scott
     shares ($.0109 per share
     for 1995) ...............      (3,232,134)            --
                                 -------------    -------------
     Total dividends to
       shareholders ..........     (12,855,095)      (6,187,200)
                                 -------------    -------------
Net capital share
   transactions ..............     306,300,108      (58,137,875)
                                 -------------    -------------
Total increase (decrease) in
   net assets ................     306,341,349      (58,114,212)
NET ASSETS:
   Beginning of year .........     206,151,007      264,265,219
                                 -------------    -------------
   End of year ...............   $ 512,492,356    $ 206,151,007
                                 =============    =============

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (C)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                             For the Period
                                                            For the          For the          For the       January 10, 1992
                                                             Year             Year             Year         (Commencement of
                                                             Ended            Ended            Ended         Operations) to
                                                         August 31, 1995  August 31, 1994  August 31, 1993   August 31, 1992
                                                         ---------------  ---------------  ---------------   ---------------
     Net asset value, beginning of period ..............   $       1.00    $       1.00      $       1.00      $      1.00
                                                           ------------    ------------      ------------      -----------
     Income from investment operations:
       Net investment income ...........................         0.0475          0.0270            0.0231           0.0208
       Net gains on securities (both realized
          and unrealized)...............................           --              --                --             0.0009
                                                           ------------    ------------      ------------      -----------
         Total from investment operations ..............         0.0475          0.0270            0.0231           0.0217
                                                           ------------    ------------      ------------      -----------
     Less distributions
       Dividends (from net investment income) ..........        (0.0475)        (0.0270)          (0.0231)         (0.0208)
       Distributions (from capital gains) ..............           --              --                --            (0.0009)
                                                           ------------    ------------      ------------      -----------
         Total distributions ...........................        (0.0475)        (0.0270)          (0.0231)         (0.0217)
                                                           ------------    ------------      ------------      -----------
     Net asset value, end of period ....................   $       1.00    $       1.00      $       1.00      $      1.00
                                                           ============    ============      ============      ===========
     Total Return ......................................          4.86%           2.73%             2.33%            3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period .......................   $ 46,508,798    $ 39,732,414      $ 50,522,979      $42,476,965
       Ratios of expenses to average net assets ........          .975%(a)        .975%(a)          .975%(a)          .975%(a)(b)
       Ratios of net investment income to average
          net asset ....................................          4.75%           2.70%             2.31%             3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.13%, 1.18% and 1.18% for the years ended August 31, 1995, 1994, and 1993, respectively and 1.15% annualized for the period ended August 31, 1992.
(b)  Annualized.
(c) Financial Highlights relate solely to the Bradford Class of shares within the portfolio.

                 See Accompanying Notes to Financial Statements.
                                        5

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1995

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.2 billion shares are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Fund, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Funds, the Warburg Pincus Family and the Bradford Family. The Bradford Government Obligations Money Market Shares represents an interest in the Government Obligations Money Market Portfolio, which is covered by this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Government Obligations Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1995, advisory fees and waivers for the investment portfolio were as follows:

          Gross                                            Net
         Advisory                                        Advisory
           Fee                   Waiver                    Fee
      --------------          ------------            -------------
        $1,178,485             $(398,363)               $780,122

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent. PFPC may, at its descretion, voluntarily waive all or any portion of its transfer agency fees for any class of shares. For the year ended August 31, 1995, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                Gross                                     Net
                                           Transfer Agency                          Transfer Agency
                                                 Fee                  Waiver              Fee
                                           ---------------         -----------      ---------------
Bedford Class                                $ 54,468                     --            $54,468
Bradford Class                                 21,155                     --             21,155
Janney Montgomery Scott Class                 109,647               $(99,130)            10,517
                                             --------               --------            -------
   Total                                     $185,270               $(99,130)           $86,140
                                             ========               ========            ========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Janney Montgomery Scott and Bradford Classes and up to .20% on an annualized basis for the Sansom Street Class.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1995, distribution fees for each class were as follows:
                                             Distribution
                                                 Fee
                                             ------------
           Bedford Class                      $  913,275
           Bradford Class                        234,193
           Janney Montgomery Scott Class         394,910
                                              ----------
              Total                           $1,542,378
                                              ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. No such payments were necessary for the year ended August 31, 1995.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                For the                    For the
                                                              Year Ended                 Year Ended
                                                            August 31, 1995            August 31, 1994
                                                            ---------------            ---------------
                                                                 Value                      Value
                                                            ---------------            ---------------
     Shares sold:
       Bedford Class                                         $ 461,728,190              $ 490,275,372
       Bradford Class                                          192,414,935                160,520,309
       Janney Montgomery Scott Class                           533,143,649                         --
     Shares issued in reinvestment of dividends:
       Bedford Class                                             7,147,384                  4,963,642
       Bradford Class                                            2,029,050                  1,078,122
       Janney Montgomery Scott Class                             3,065,158                         --
     Shares repurchased:
       Bedford Class                                          (471,908,601)              (542,581,763)
       Bradford Class                                         (187,671,346)              (172,393,557)
       Janney Montgomery Scott Class                          (233,648,311)                        --
                                                             --------------            --------------
     Net increase (decrease)                                 $ 306,300,108             $  (58,137,875)
                                                             --------------            --------------
     Bradford Shares authorized                                500,000,000                500,000,000
                                                             =============             ==============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 4. NET ASSETS

     At August 31, 1995, net assets consisted of the following:

      Capital paid-in
         Bedford Class                           $163,391,651
         Bradford Class                            46,506,635
         Janney Montgomery Scott Class            302,560,496
         Other Classes                                    800
      Accumulated net realized gain
         on investments
         Bedford Class                                  6,263
         Bradford Class                                 2,163
         Janney Montgomery Scott Class                 24,348
                                                 ------------
                                                 $512,492,356
                                                 ============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

   NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other classes of shares representing an interest in the Government Obligations Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights are as follows:

BEDFORD FAMILY

                                               Government Obligations Money Market Portfolio
                             -------------------------------------------------------------------------------
                                  For the       For the          For the          For the        For the
                                Year Ended     Year Ended      Year Ended       Year Ended     Year Ended
                             August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                             --------------- --------------- --------------- --------------- ---------------
Net asset value,
  beginning of year........    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                               ------------    ------------    ------------    ------------    ------------
Income from investment
  operations:
  Net investment income....          0.0475          0.0270          0.0231          0.0375          0.0604
  Net gains on securities..
   (both realized and
   unrealized).............              --              --              --          0.0009              --
                               ------------    ------------    ------------    ------------    ------------
     Total from investment
      operations...........          0.0475          0.0270          0.0231          0.0384          0.0604
                               ------------    ------------    ------------    ------------    ------------

Less distributions
  Dividends (from net
   investment income)......         (0.0475)        (0.0270)        (0.0231)        (0.0375)        (0.0604)
  Distributions (from
   capital gains)..........              --              --              --         (0.0009)             --
                               ------------    ------------    ------------    ------------    ------------
    Total distributions....         (0.0475)        (0.0270)        (0.0231)        (0.0384)        (0.0604)
                               ------------    ------------    ------------    ------------    ------------
Net asset value,
  end of year..............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                               ============    ============    ============    ============    ============
Total Return...............           4.86%           2.73%           2.33%           3.91%           6.21%
Ratios /Supplemental Data
  Net assets, end of year..    $163,397,914    $166,417,793    $213,741,440    $225,100,981    $368,898,941
  Ratios of expenses to
   average net assets......         .975%(a)        .975%(a)        .975%(a)        .975%(a)         .95%(a)
  Ratios of net investment
   income to average
   net assets..............           4.75%           2.70%           2.31%           3.75%           6.04%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13%, 1.17%, 1.18%, 1.12% and 1.13% for the years ended August 31, 1995,
     1994, 1993, 1992 and 1991, respectively.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1995

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                      Government
                                                   Obligations Money
                                                   Market Portfolio
                                                   ----------------
                                                    For the  Period
                                                     June 12, 1995
                                                   (Commencement of
                                                    Operations) to
                                                   August 31, 1995
                                                   ---------------
Net asset value, beginning of period .............   $       1.00
                                                     ------------
Income from investment operations:
  Net investment income ..........................         0.0109
                                                     ------------
    Total from investment operations .............         0.0109
                                                     ------------
Less distributions
  Dividends (from net investment income) .........        (0.0109)
                                                     ------------
    Total distributions ..........................        (0.0109)
                                                     ------------
Net asset value, end of period ...................   $       1.00
                                                     ============
Total Return .....................................          5.03%(b)
Ratios /Supplemental Data
  Net assets, end of period ......................   $302,584,844
  Ratios of expenses to average net assets .......          1.00%(a)(b)
  Ratios of net investment income to average
     net assets ..................................          4.91%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses to average net assets for the Government Obligations Money Market Portfolios would have been 1.28% annualized for the period ended August 31, 1995.
(b)  Annualized.

------------------------------------------------------------------------------
                                    BRADFORD
                                   GOVERNMENT
                                   OBLIGATIONS
                                  MONEY MARKET
                                    PORTFOLIO


                               J.C. BRADFORD & CO.
                       MEMBER NEW YORK STOCK EXCHANGE INC.
                                     [LOGO]








                                  ANNUAL REPORT
                                 AUGUST 31, 1995